Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual)	3 Months Ended								12 Months Ended
	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)
Revenue, Net	$ 17,206,880	$ 16,432,243	$ 15,847,473	$ 14,606,252	$ 17,312,823	$ 16,915,135	$ 16,340,153	$ 14,047,890	$ 64,092,848	$ 64,616,001	$ 73,568,738
Number of Reportable Segments									1
UNITED STATES
Revenue, Net									$ 51,558,474	51,379,528	57,402,020
Non-US [Member]
Revenue, Net									12,534,374	13,236,473	16,166,718
Customer One [Member]
Revenue, Net									$ 10,500,000	$ 9,700,000	10,000,000
Customer Two [Member]
Revenue, Net											$ 8,000,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Number of Customers									1	1	2
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk, Percentage									16.40%	15.10%	13.60%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk, Percentage											10.80%
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Customer One [Member]
Concentration Risk, Percentage									8.90%	8.60%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | UNITED STATES
Concentration Risk, Percentage									80.00%	80.00%	78.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Non-US [Member]
Concentration Risk, Percentage									20.00%	20.00%	22.00%